Changes in allowance for credit loss of securities at fair value through other comprehensive income and securities at amortized cost (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Financial assets at fair value through other comprehensive income
Changes in the allowance for credit losses [Line Items]
Beginning balance	₩ 18,976
Transfer to other type of measurement, allowance	0
Provided (reversed)	12,066
Disposal	(5,480)
Others	522
Ending balance	26,084
Financial assets at fair value through other comprehensive income | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	17,038
Transfer to other type of measurement, allowance	(234)
Provided (reversed)	15,286
Disposal	(5,251)
Others	(1,117)
Ending balance	25,722
Financial assets at fair value through other comprehensive income | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	1,938
Transfer to other type of measurement, allowance	234
Provided (reversed)	(3,220)
Disposal	(229)
Others	1,639
Ending balance	362
Securities at amortized cost
Changes in the allowance for credit losses [Line Items]
Beginning balance	8,559
Transfer to other type of measurement, allowance	0
Provided (reversed)	2,400
Disposal	0
Others	(1,699)
Ending balance	9,260
Securities at amortized cost | 12-month expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	6,327
Transfer to other type of measurement, allowance	0
Provided (reversed)	4,615
Disposal	0
Others	(1,699)
Ending balance	9,243
Securities at amortized cost | Lifetime expected credit losses
Changes in the allowance for credit losses [Line Items]
Beginning balance	2,232
Transfer to other type of measurement, allowance	0
Provided (reversed)	(2,215)
Disposal	0
Others	0
Ending balance	₩ 17